Related Parties - Schedule of Amount of Revenue with Joint Venture (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		$ 55,813	$ 67,355	$ 72,748
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		32	44
Compañía de Financiamiento Tuya S.A. [Member] | Commercial Activation Recovery [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		39,382	50,298	53,398
Compañía de Financiamiento Tuya S.A. [Member] | Yield on Bonus Coupons and Energy [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		9,927	8,464	11,638
Compañía de Financiamiento Tuya S.A. [Member] | Lease of Real Estate [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		4,271	4,176	4,520
Compañía de Financiamiento Tuya S.A. [Member] | Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		629	1,370	1,837
Compañía de Financiamiento Tuya S.A. [Member] | Commissions on Means of Payment [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		11,090	13,667	10,364
Compañía de Financiamiento Tuya S.A. [Member] | Reimbursement of Shared Expenses Collection of Coupons and Other [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		3,350	4,697
Compañía de Financiamiento Tuya S.A. [Member] | Other Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		1,301	1,784
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		54,209	64,308	71,393
Puntos Colombia S.A.S. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture	[1]	43,725	43,986
Puntos Colombia S.A.S. [Member] | Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		939	2,539	1,355
Puntos Colombia S.A.S. [Member] | Cost of Customer Loyalty Program [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		109,680	103,763	100,301
Puntos Colombia S.A.S. [Member] | Redemption of Points [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		32,960	37,926
Sara ANV S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture			2
Sara ANV S.A. [Member] | Employee Salary Recovery [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		665	508
Sara ANV S.A. [Member] | Other Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		53	227
Compañía de Financiamiento Tuya S.A. & Puntos Colombia S.A.S. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		120,770	117,430	$ 110,665
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		4,651	6,481
Puntos Colombia S.A.S. & Sara ANV S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		37,664	44,634
Amount of Revenue with Each Joint Venture [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		$ 43,757	$ 44,032

[1]	Represents the balance arising from points (accumulations) issued.